Note 12 - Stock Option and Incentive Plan (Details) - Stock Option Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Activity [Abstract]
Outstanding beginning balance	679,744	1,077,744	999,775
Outstanding beginning balance (in Dollars per share)	$ 2.75	$ 5.47	$ 8.66
Granted during the year		46,875	377,699
Granted during the year (in Dollars per share)	$ 0	$ 0.26	$ 1.72
Forfeited/cancelled/expired during the year	411,040	(444,875)	(299,730)
Forfeited/cancelled/expired during the year (in Dollars per share)	$ 3.00	$ 9.08	$ 11.36
Outstanding at end of year	268,704	679,744	1,077,744
Outstanding at end of year (in Dollars per share)	$ 2.38	$ 2.75	$ 5.47
Exercisable at end of year	247,871	477,538	468,758
Exercisable at end of year (in Dollars per share)	$ 2.40	$ 2.82	$ 8.95
Outstanding and expected to vest		669,049	1,007,256
Outstanding and expected to vest (in Dollars per share)		$ 2.82	$ 5.68